Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 721		$ 721
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	3,397		3,397
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	881	$ 703	682	$ 803
Change in fair value included in earnings	(55)	(19)	(100)	(94)
Change in fair value included in other comprehensive income	11	(30)	29	(61)
Purchases/Issuances	222	411	613	768
Sales	(221)	(330)	(413)	(683)
Transfers into Level 3	42	37	156	71
Transfers out of Level 3	(155)	(67)	(242)	(99)
Assets at end of period	725	705	725	705
Change in unrealized gains (losses) recorded in income for instruments still held	(15)	20	(8)	19
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	868	703	675	803
Change in fair value included in earnings	(54)	(19)	(98)	(94)
Change in fair value included in other comprehensive income	11	(30)	30	(61)
Purchases/Issuances	220	408	602	765
Sales	(217)	(330)	(409)	(683)
Transfers into Level 3	42	37	156	71
Transfers out of Level 3	(149)	(67)	(235)	(99)
Assets at end of period	721	702	721	702
Change in unrealized gains (losses) recorded in income for instruments still held	(15)	20	(7)	19
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	13		7
Change in fair value included in earnings	(1)		(2)
Change in fair value included in other comprehensive income			(1)
Purchases/Issuances	2	3	11	3
Sales	(4)		(4)
Transfers out of Level 3	(6)		(7)
Assets at end of period	4	3	4	3
Change in unrealized gains (losses) recorded in income for instruments still held			(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	3,186	1,957	2,442	1,903
Change in fair value included in earnings	76	38	152	59
Change in fair value included in other comprehensive income	17	(52)	53	(101)
Purchases/Issuances	204	165	917	278
Sales	(86)	(60)	(167)	(87)
Maturities/Settlement				(4)
Assets at end of period	3,397	2,048	3,397	2,048
Change in unrealized gains (losses) recorded in income for instruments still held	84	66	162	113
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	3,186	1,957	2,442	1,903
Change in fair value included in earnings	76	38	152	59
Change in fair value included in other comprehensive income	17	(52)	53	(101)
Purchases/Issuances	204	165	917	278
Sales	(86)	(60)	(167)	(87)
Maturities/Settlement				(4)
Assets at end of period	3,397	2,048	3,397	2,048
Change in unrealized gains (losses) recorded in income for instruments still held	84	66	162	113
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	152	99	133	94
Change in fair value included in other comprehensive income			2
Purchases/Issuances		2	11	7
Transfers into Level 3			6
Assets at end of period	152	101	152	101
Financial assets at fair value through other comprehensive income, category [member] | U.S. states, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1	1	1
Assets at end of period	1	1	1	1
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	151	98	132	93
Change in fair value included in other comprehensive income			2
Purchases/Issuances		2	11	7
Transfers into Level 3			6
Assets at end of period	151	100	151	100
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	6	3,202	6	1,945
Change in fair value included in other comprehensive income		(125)		(195)
Purchases/Issuances		211		1,699
Maturities/Settlement		(447)		(608)
Assets at end of period	6	2,841	6	2,841
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases/Issuances	1		1
Liabilities at end of period	1		1
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	2	4	2	4
Transfers out of Level 3	(1)		(1)
Liabilities at end of period	1	4	1	4
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	2	4	2	4
Transfers out of Level 3	(1)		(1)
Liabilities at end of period	$ 1	$ 4	$ 1	$ 4